Loans, borrowings, leases, cash and cash equivalents and short-term investments - Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,983	$ 4,705	$ 4,736	$ 7,185	$ 9,061	$ 11,721
B R L [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,147		1,770
U S D [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,598		2,798
Other Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	238		168
Total Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,983		$ 4,736